Collateralized transactions - Assets Owned, Pledged as Collateral (Detail) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2014		Mar. 31, 2014
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading assets (without right to sell or repledge)	¥ 2,475,929		¥ 2,594,503
Deposits with stock exchanges and other segregated cash			4,630
Non-trading debt securities	43,634		42,087
Investments in and advances to affiliated companies	29,726		28,642
Equities and convertible securities [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading assets (without right to sell or repledge)	105,175		174,753
Government and government agency securities [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading assets (without right to sell or repledge)	1,011,454		991,430
Bank and corporate debt securities [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading assets (without right to sell or repledge)	211,059		150,183
Commercial mortgage-backed securities ("CMBS") [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading assets (without right to sell or repledge)	27,211		35,671
Residential mortgage-backed securities ("RMBS") [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading assets (without right to sell or repledge)	969,507		1,141,726
Collateralized debt obligations ("CDOs") and other [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading assets (without right to sell or repledge)	90,687	[1]	82,237	[1]
Investment trust funds and other [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading assets (without right to sell or repledge)	¥ 60,836		¥ 18,503

[1]	Includes CLO and ABS (such as on credit card loans, auto loans and student loans).